GOODWILL AND INTANGIBLES Schedule of Intangibles (Details) $ in Millions		12 Months Ended
		Jun. 26, 2019 USD ($) restaurant	Jun. 27, 2018 USD ($)
Schedule of Intangible Assets [Line Items]
Gross Carrying Amount		$ 18.9	$ 19.2
Accumulated Amortization		(7.0)	(5.7)
Net Carrying Amount		11.9	13.5
Indefinite-lived Intangible Assets [Member]
Schedule of Intangible Assets [Line Items]
Gross Carrying Amount		$ 10.4	10.5
Chili's Restaurants [Member]
Schedule of Intangible Assets [Line Items]
Number of Businesses Acquired | restaurant		3
Chili's Restaurants [Member] | Franchise Rights [Member]
Schedule of Intangible Assets [Line Items]
Gross Carrying Amount	[1]	$ 13.3	13.6
Accumulated Amortization	[1]	(5.5)	(4.4)
Net Carrying Amount		7.8	9.2
Impairment of intangible assets		0.5	1.5
Finite-lived Intangible Assets Acquired		0.1
Foreign currency translation adjustment		(0.1)	(0.1)
Chili's Restaurants [Member] | Other Intangible Assets [Member]
Schedule of Intangible Assets [Line Items]
Gross Carrying Amount		5.6	5.6
Accumulated Amortization		(1.5)	(1.3)
Net Carrying Amount		4.1	4.3
Chili's Restaurants [Member] | Indefinite-lived Intangible Assets [Member]
Schedule of Intangible Assets [Line Items]
Gross Carrying Amount		9.5	9.6
Maggiano's Restaurants [Member] | Indefinite-lived Intangible Assets [Member]
Schedule of Intangible Assets [Line Items]
Gross Carrying Amount		$ 0.9	$ 0.9

[1]

(1)
We recorded an impairment charge of $0.5 million during fiscal 2019, and $1.5 million during fiscal 2018, in Other (gains) and charges in the Consolidated Statements of Comprehensive Income. Refer to Note 5 - Other Gains and Charges and Note 11 - Fair Value Measurements and for additional disclosures.

Additions of $0.1 million during the fiscal year ended June 26, 2019 were recorded related to the reacquired franchise rights associated with the 3 acquired Chili’s restaurants previously owned by franchise partners.
Foreign currency translation impact is included in the gross carrying amount and accumulated amortization, and was $0.1 million and $0.1 million for fiscal 2019 and fiscal 2018, respectively.